Securities (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Securities pledged as collateral	$ 25,681,115	$ 21,121,613
Securities sold under agreements to repurchase	7,591,475	9,165,462
Gross realized gains on sales of available-for-sale securities	352,983	429,105
Gross realized losses on sales of available-for-sale securities	(32,398)	(20,352)
Taxes on reclassification adjustment for realized gains included in net income	108,999	138,976
Debt securities, fair value	$ 30,676,768	$ 40,587,408
Percentage of available-for-sale investment portfolio	35.00%	42.00%